Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		$ 29,743,685	$ 58,387,165
Accumulated depreciation		(13,611,118)	(23,992,095)
Total		16,132,567	34,395,070
2022
Balance		34,395,070	32,391,612
Additions		2,886,753	7,495,838
Disposals (Note 3)	[1]	(12,568,102)
Depreciation expenses		(5,897,753)	(6,351,561)
Net exchange differences		(2,683,401)	859,181
Balance		16,132,567	34,395,070
Land [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[2]	12,718,015	14,110,197
Accumulated depreciation	[2]
Total	[2]	12,718,015	14,110,197
2022
Balance	[2]	14,110,197	13,713,844
Additions	[2]
Disposals (Note 3)	[1],[2]
Depreciation expenses	[2]
Net exchange differences	[2]	(1,392,182)	396,353
Balance	[2]	12,718,015	14,110,197
Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[2]	3,246,249	3,575,363
Accumulated depreciation	[2]	(845,603)	(853,996)
Total	[2]	2,400,646	2,721,367
2022
Balance	[2]	2,721,367	2,719,040
Additions	[2]	24,368	5,427
Disposals (Note 3)	[1],[2]
Depreciation expenses	[2]	(78,172)	(80,788)
Net exchange differences	[2]	(266,917)	77,688
Balance	[2]	2,400,646	2,721,367
Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		31,504	34,953
Accumulated depreciation		(25,807)	(22,879)
Total		5,697	12,074
2022
Balance		12,074	17,410
Additions
Disposals (Note 3)	[1]
Depreciation expenses		(5,343)	(5,771)
Net exchange differences		(1,034)	435
Balance		5,697	12,074
Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		1,635,691	7,238,662
Accumulated depreciation		(793,341)	(3,065,014)
Total		842,350	4,173,648
2022
Balance		4,173,648	3,166,712
Additions		653,628	2,253,533
Disposals (Note 3)	[1]	(2,590,890)
Depreciation expenses		(1,329,350)	(1,259,346)
Net exchange differences		(64,686)	12,749
Balance		842,350	4,173,648
Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[3]	12,112,226	33,427,990
Accumulated depreciation	[3]	(11,946,367)	(20,050,206)
Total	[3]	165,859	13,377,784
2022
Balance	[3]	13,377,784	12,774,606
Additions	[3]	2,208,757	5,236,878
Disposals (Note 3)	[1],[3]	(9,977,212)
Depreciation expenses	[3]	(4,484,888)	(5,005,656)
Net exchange differences	[3]	(958,582)	371,956
Balance	[3]	165,859	13,377,784
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		58,387,165	50,472,763
Cost [Member] | Land [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[2]	14,110,197	13,713,844
Cost [Member] | Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[2]	3,575,363	3,469,595
Cost [Member] | Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		34,953	44,903
Cost [Member] | Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost		7,238,662	5,905,654
Cost [Member] | Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Cost	[3]	33,427,990	27,338,767
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation		(23,992,095)	(17,699,756)
Accumulated depreciation [Member] | Land [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation	[2]
Accumulated depreciation [Member] | Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation	[2]	(853,996)	(750,555)
Accumulated depreciation [Member] | Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation		(22,879)	(27,493)
Accumulated depreciation [Member] | Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation		(3,065,014)	(2,357,547)
Accumulated depreciation [Member] | Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated depreciation	[3]	(20,050,206)	(14,564,161)
Total [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total		34,395,070	32,391,612
Total [Member] | Land [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total	[2]	14,110,197	13,713,844
Total [Member] | Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total	[2]	2,721,367	2,719,040
Total [Member] | Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total		12,074	17,410
Total [Member] | Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total		4,173,648	3,166,712
Total [Member] | Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Total	[3]	$ 13,377,784	12,774,606
Accumulated impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment			(381,395)
Accumulated impairment [Member] | Land [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment	[2]
Accumulated impairment [Member] | Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment	[2]
Accumulated impairment [Member] | Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment
Accumulated impairment [Member] | Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment			(381,395)
Accumulated impairment [Member] | Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Accumulated impairment	[3]

[1]	Information relating to purchase of treasury shares by transferring property, plant and equipment, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 37.
[2]	Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 38.
[3]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.